Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
We estimated fair value by using appropriate valuation methodologies and information available to management as of December 31, 2015 and 2014. Considerable judgment is required in developing these estimates, and accordingly, estimated values may differ from actual results.
The estimated fair value of accounts receivable, accounts payable and accrued expenses approximated their carrying value due to their short-term nature. It is not practicable to estimate the fair value of our receivable from SHI. The estimated fair value of our SSCF debt and 2013 Revolving Credit Facility approximated carrying value because the variable rates approximate current market rates. The following table presents the carrying value and estimated fair value of our other long-term debt instruments:

	December 31,
	2015		2014
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(in thousands)
2015 Senior Unsecured Bonds	$—	$—	$286,500	$284,351
2017 Senior Secured Bonds	498,887	250,000	498,369	447,500
2018 Senior Secured Term Loan B	729,458	307,125	736,206	614,551
2020 Senior Secured Notes	750,000	322,500	750,000	600,000

We estimate the fair values of our variable-rate and fixed-rate debt using quoted market prices to the extent available and significant other observable inputs, which represent Level 2 fair value measurements.
The following table presents the carrying value and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	December 31, 2015
		Fair Value Measurements Using
	Carrying Value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$(6,137)	—	$(6,137)	—
Foreign currency forward contracts	$(1,584)	—	$(1,584)	—

	December 31, 2014
		Fair Value Measurements Using
	Carrying Value	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Interest rate swaps	$5,601	—	$5,601	—
Liabilities:
Interest rate swaps	$(8,381)	—	$(8,381)	—
Foreign currency forward contracts	$(563)	—	$(563)	—

We use an income approach to value assets and liabilities for outstanding interest rate swaps and foreign currency forward contracts. These contracts are valued using a discounted cash flow model that calculates the present value of future cash flows under the terms of the contracts using market information as of the reporting date, such as prevailing interest rates and forward rates. The determination of the fair values above incorporated various factors, including the impact of the counterparty’s non-performance risk with respect to our financial assets and our non-performance risk with respect to our financial liabilities.
See Note 10 for further discussion of our use of derivative instruments and their fair values.